Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events [Abstract]
Subsequent events
Note 32 – Subsequent events

Delivery of Heimdal

On January 15, 2020, we took delivery of “Heimdal” from Keppel Shipyard Ltd. The final delivery instalment was $86.4 million, and we accepted delivery financing for the same amount. (see note 21).

Change of delivery dates for Vale and Var

On February 17, 2020, we agreed with Keppel FELS to amend certain of our agreements for the Vale, Var and Tivar rigs. Keppel FELS has provided $100 million in financing from the planned delivery date of the Tivar (July 2020) until December 31, 2021, repayable in December 2021. Delivery of the two rigs “Vale” and “Var” is conditional on full repayment of the facility or can be carried out 180 days after the repayment of the Tivar facility. The change in delivery dates will reclass $54.5 million of onerous contract liabilities from current to non-current in the first quarter of 2020. In addition, $294.8 million of commitments related to delivery instalments for jack-up rigs currently classified as due in less than 1 year will fall due in 1-3 years (see note 23).

Sale of B391

On March 13, 2020, we agreed with an external third party to sell the “B391” for a total consideration of $0.8 million, resulting in a loss of $0.4 million recorded in the first quarter 2020. The transaction closed in March 2020.

Delivery of Hild

On April 22, 2020, we took delivery of “Hild” from Keppel Shipyard Ltd. The final delivery instalment was $86.4 million, and we accepted delivery financing for the same amount (see note 21).

Coronavirus (COVID-19)

After the balance sheet date, the outbreak of the 2019 coronavirus pandemic (“COVID-19”) that originated in China and subsequently spread to many countries worldwide has resulted in numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of COVID-19.

Our business has been materially and adversely affected by the risks and travel restrictions related to COVID-19. On April 13, 2020, we announced that several of our customers have elected to terminate contracts or stop operations due to COVID-19, with a net impact on total revenue backlog of $16 million.

We are currently experiencing the impact of current unprecedented market conditions and the global market reaction to the COVID-19 pandemic, in particular as a result of the practical issues arising from government-imposed travel restrictions, border closures and quarantines. Safety is our primary focus and we have implemented changes to working arrangements to protect everyone working on our rigs and at our onshore sites. We also respect similar arrangements put in place by our customers and suppliers to safeguard the safety and well-being of their personnel. Some of our customers are unable to continue safe operations in the current circumstances, are experiencing difficulties in their respective supply chains and have announced cost-saving initiatives. Further, a number of customers have contractual rights in place to suspend operations in certain circumstances. We could be subject to further suspension notices in light of market conditions; however, at this stage we cannot predict with reasonable accuracy the duration of such suspensions if exercised or the impact on our business.

The rapid spread of the pandemic and the continuously evolving responses to combat it have had an increasingly negative impact on the global economy, resulting in an economic downturn that is likely to have a material impact on our business. The extent of the impact will depend on future developments, including global and country-specific actions taken to contain the spread of the coronavirus, and may adversely impact our reported revenues and operating results, and result in impairments to our jack-up drilling rigs, newbuildings, accounts receivable and equity method investments, amongst others.

Sale of B152 and Dhabi II

On April 30, 2020, the Company sold “B152” and “Dhabi II” with associated backlog for total proceeds of $15.8 million, resulting in an estimated accounting gain of $11.8 million, which will be recorded in the second quarter 2020.

Delivery of Valaris shares

In May 2020, the Company took delivery of 4.26 million Valaris shares under its forward contracts and subsequently sold all of the shares.

Sale of MSS1

On May 19, 2020, we signed an agreement to sell the “MSS1” for recycling for proceeds of $2.2 million. The book value of the rig was impaired by $18.4 million down to its sale value at the end of the first quarter 2020, and the rig was classified as held for sale. The sale is expected to close in 2020.

Completion of Equity Offering

In June 2020, we completed an unregistered equity offering through the subscription and allocation of 46,153,846 new depositary receipts, representing the beneficial interests in the same number of our underlying common shares, each at a subscription price of $0.65 per share (equivalent to NOK 6.45 per share), raising gross proceeds of $30 million. Following completion of this equity offering, our outstanding and issued share capital increased by $2,307,692 to $7,921,559.55, divided in 158,431,911 shares with a nominal value of $0.05 per share. The increase of the Company’s authorized share capital required for the offering was approved at a special general shareholders’ meeting held on June 4, 2020. Following the special general shareholders’ meeting, our authorized share capital was $9,182,692.30 divided into 183,653,846 common shares of $0.05 par value each.

Amendments to Financing and Delivery Financing Arrangements

In June 2020, the terms of certain of our financing arrangements and the delivery financing arrangements related to our newbuild rigs were amended. The amendments revised certain specified financial covenants that we are required to meet, including minimum free liquidity. Furthermore, the lenders and shipyards under certain of these arrangements agreed to defer certain interest payments and change the dates of certain amortization payments which otherwise would have fallen due in 2021 to 2022.